Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THE DFA INVESTMENT TRUST COMPANY
Entity Central Index Key	0000896162
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
The U.S. Large Cap Value Series
Shareholder Report [Line Items]
Fund Name	The U.S. Large Cap Value Series
Class Name	The U.S. Large Cap Value Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The U.S. Large Cap Value Series (the “Series”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Large Cap Value Series	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.64% for the Series and 11.15% for the Russell 1000® Value Index, the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Series’:
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The U.S. Large Cap Value Series	9.64%	15.31%	10.00%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Net Assets	$ 28,291,228,000
Holdings Count | $ / shares	339
Advisory Fees Paid, Amount	$ 28,057,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$28,291,228
Number of Holdings	339
Net Advisory Fees Paid (Thousands)	$28,057
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.7%
Johnson & Johnson	2.6%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.8%
Micron Technology, Inc.	1.5%
Goldman Sachs Group, Inc.	1.3%

Sector Allocation (% of Total Investments)
Financials	23.9%
Health Care	15.6%
Industrials	14.2%
Information Technology	12.7%
Energy	12.1%
Materials	6.2%
Communication Services	6.0%
Consumer Discretionary	4.8%
Consumer Staples	4.0%
Real Estate	0.5%
[1],[2]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The DFA International Value Series
Shareholder Report [Line Items]
Fund Name	The DFA International Value Series
Class Name	The DFA International Value Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The DFA International Value Series (the “Series”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA International Value Series	$24	0.21%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 32.09% for the Series and 29.49% for the MSCI World ex USA Value Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Series’:
•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The DFA International Value Series	32.09%	19.67%	9.16%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)	29.49%	17.25%	7.84%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2025
Net Assets	$ 15,630,821,000
Holdings Count | $ / shares	519
Advisory Fees Paid, Amount	$ 27,529,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$15,630,821
Number of Holdings	519
Net Advisory Fees Paid (Thousands)	$27,529
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.4%
Banco Santander SA	2.1%
SoftBank Group Corp.	2.0%
Zurich Insurance Group AG	1.5%
Barrick Mining Corp.	1.3%
Toronto-Dominion Bank	1.2%
Toyota Motor Corp.	1.2%
Lloyds Banking Group PLC	1.1%
UBS Group AG	1.1%

Top Countries (% of Total Investments)
Japan	21.9%
United Kingdom	12.9%
Canada	11.6%
France	9.5%
Switzerland	9.2%
Germany	8.3%
Australia	5.7%
Netherlands	4.1%
Spain	3.8%
Sweden	2.4%
[3],[4]
Material Fund Change [Text Block]
How Did the Series Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Series.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Japanese Small Company Series
Shareholder Report [Line Items]
Fund Name	The Japanese Small Company Series
Class Name	The Japanese Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Japanese Small Company Series (the “Series”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Japanese Small Company Series	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 26.70% for the Series and 24.48% for the MSCI Japan Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Japanese equities had positive returns for the period. As measured by the MSCI Japan indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI Japan Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Series’:
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The Japanese Small Company Series	26.70%	8.54%	7.59%
MSCI Japan Index (net div.)	25.18%	10.06%	7.57%
MSCI Japan Small Cap Index (net div.)	24.48%	7.05%	6.92%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2025
Net Assets	$ 3,328,068,000
Holdings Count | $ / shares	1,609
Advisory Fees Paid, Amount	$ 3,065,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,328,068
Number of Holdings	1,609
Net Advisory Fees Paid (Thousands)	$3,065
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Mitsui Kinzoku Co. Ltd.	0.9%
Mitsui E&S Co. Ltd.	0.6%
Taiyo Yuden Co. Ltd.	0.5%
SUMCO Corp.	0.5%
Hokuhoku Financial Group, Inc.	0.4%
Penta-Ocean Construction Co. Ltd.	0.4%
EXEO Group, Inc.	0.4%
77 Bank Ltd.	0.4%
Tokyo Seimitsu Co. Ltd.	0.4%
Nippon Electric Glass Co. Ltd.	0.4%

Top Countries (% of Total Investments)
Japan	100.0%
[5],[6]
Material Fund Change [Text Block]
How Did the Series Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Series.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Asia Pacific Small Company Series
Shareholder Report [Line Items]
Fund Name	The Asia Pacific Small Company Series
Class Name	The Asia Pacific Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Asia Pacific Small Company Series (the “Series”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Asia Pacific Small Company Series	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 25.20% for the Series and 21.86% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Asia Pacific equities had positive returns for the period. As measured by the MSCI Pacific ex Japan indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks outperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI Pacific ex Japan Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Series’:
•	Focus on small cap stocks contributed, as larger stocks held by the index underperformed.
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The Asia Pacific Small Company Series	25.20%	9.37%	7.47%
MSCI Pacific ex Japan Index (net div.)	16.26%	9.67%	7.39%
MSCI Pacific ex Japan Small Cap Index (net div.)	21.86%	8.55%	7.32%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2025
Net Assets	$ 1,628,106,000
Holdings Count | $ / shares	666
Advisory Fees Paid, Amount	$ 1,382,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,628,106
Number of Holdings	666
Net Advisory Fees Paid (Thousands)	$1,382
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Capricorn Metals Ltd.	1.2%
Downer EDI Ltd.	1.2%
Ansell Ltd.	1.2%
Regis Resources Ltd.	1.2%
Westgold Resources Ltd.	1.1%
Zip Co. Ltd.	1.1%
Ventia Services Group Pty. Ltd.	1.1%
AMP Ltd.	1.1%
Perseus Mining Ltd.	1.1%
ASMPT Ltd.	1.1%

Top Countries (% of Total Investments)
Australia	65.1%
Hong Kong	19.7%
Singapore	12.5%
New Zealand	2.7%
[7],[8]
Material Fund Change [Text Block]
How Did the Series Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Series.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The United Kingdom Small Company Series
Shareholder Report [Line Items]
Fund Name	The United Kingdom Small Company Series
Class Name	The United Kingdom Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The United Kingdom Small Company Series (the “Series”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United Kingdom Small Company Series	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.63% for the Series and 16.42% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
United Kingdom equities had positive returns for the period. As measured by the MSCI United Kingdom indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small value stocks underperformed small growth stocks. Within small caps, high profitability stocks outperformed low profitability stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the MSCI United Kingdom Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Series’:
•	Focus on small cap stocks detracted, as larger stocks held by the index outperformed.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The United Kingdom Small Company Series	13.63%	10.68%	4.54%
MSCI United Kingdom Index (net div.)	26.59%	16.95%	6.60%
MSCI United Kingdom Small Cap Index (net div.)	16.42%	7.85%	3.46%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2025
Net Assets	$ 1,734,535,000
Holdings Count | $ / shares	299
Advisory Fees Paid, Amount	$ 1,562,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,734,535
Number of Holdings	299
Net Advisory Fees Paid (Thousands)	$1,562
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Games Workshop Group PLC	2.0%
Babcock International Group PLC	1.8%
Hiscox Ltd.	1.7%
Howden Joinery Group PLC	1.6%
Lion Finance Group PLC	1.6%
IG Group Holdings PLC	1.6%
Taylor Wimpey PLC	1.5%
Persimmon PLC	1.5%
IMI PLC	1.5%
Kingfisher PLC	1.5%

Top Countries (% of Total Investments)
United Kingdom	100.0%
[9],[10]
Material Fund Change [Text Block]
How Did the Series Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Series.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Continental Small Company Series
Shareholder Report [Line Items]
Fund Name	The Continental Small Company Series
Class Name	The Continental Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Continental Small Company Series (the “Series”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Continental Small Company Series	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 26.40% for the Series and 24.40% for the MSCI Europe ex UK Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Europe ex UK equities had positive returns for the period. As measured by the MSCI Europe ex UK indices, small cap stocks outperformed large cap stocks and underperformed mid cap stocks, a subset of large cap stocks. Small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI Europe ex UK Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Series’:
•	Focus on small cap stocks contributed, as larger stocks held by the index underperformed.
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The Continental Small Company Series	26.40%	13.46%	9.74%
MSCI Europe ex UK Index (net div.)	22.22%	12.69%	7.81%
MSCI Europe ex UK Small Cap Index (net div.)	24.40%	10.11%	8.26%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2025
Net Assets	$ 5,878,980,000
Holdings Count | $ / shares	1,151
Advisory Fees Paid, Amount	$ 5,460,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,878,980
Number of Holdings	1,151
Net Advisory Fees Paid (Thousands)	$5,460
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
BAWAG Group AG	1.0%
Belimo Holding AG	1.0%
PSP Swiss Property AG	0.9%
Alstom SA	0.8%
Swissquote Group Holding SA	0.8%
Banca Monte dei Paschi di Siena SpA	0.8%
Konecranes OYJ	0.7%
Banco Comercial Portugues SA R	0.7%
Rexel SA	0.7%
Orion OYJ B	0.7%

Top Countries (% of Total Investments)
Switzerland	19.0%
Germany	14.3%
France	12.3%
Italy	9.9%
Denmark	6.9%
Sweden	6.6%
Finland	6.5%
Spain	5.9%
Netherlands	5.4%
Belgium	3.7%
[11],[12]
Material Fund Change [Text Block]	How Did the Series Change? Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Canadian Small Company Series
Shareholder Report [Line Items]
Fund Name	The Canadian Small Company Series
Class Name	The Canadian Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Canadian Small Company Series (the “Series”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Canadian Small Company Series	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 44.52% for the Series and 38.32% for the MSCI Canada Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Canadian equities had positive returns for the period. As measured by the MSCI Canada indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Series’:
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The Canadian Small Company Series	44.52%	21.84%	13.30%
MSCI Canada Index (net div.)	27.83%	16.26%	10.19%
MSCI Canada Small Cap Index (net div.)	38.32%	17.38%	11.66%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2025
Net Assets	$ 1,906,692,000
Holdings Count | $ / shares	311
Advisory Fees Paid, Amount	$ 1,473,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,906,692
Number of Holdings	311
Net Advisory Fees Paid (Thousands)	$1,473
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Celestica, Inc.	5.8%
Finning International, Inc.	2.1%
Lundin Gold, Inc.	1.9%
Capital Power Corp.	1.9%
Endeavour Mining PLC	1.8%
Aritzia, Inc.	1.7%
Capstone Copper Corp.	1.6%
OceanaGold Corp.	1.5%
IAMGOLD Corp.	1.4%
Whitecap Resources, Inc.	1.4%

Top Countries (% of Total Investments)
Canada	98.7%
United States	1.3%
[13],[14]
Material Fund Change [Text Block]
How Did the Series Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Series.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Emerging Markets Series
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Series
Class Name	The Emerging Markets Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Emerging Markets Series (the “Series”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Series	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 28.06% for the Series and 27.91% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Series’:
•	Emphasis on stocks with higher profitability contributed.
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The Emerging Markets Series	28.06%	10.23%	8.64%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2025
Net Assets	$ 6,438,603,000
Holdings Count | $ / shares	2,162
Advisory Fees Paid, Amount	$ 5,531,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$6,438,603
Number of Holdings	2,162
Net Advisory Fees Paid (Thousands)	$5,531
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.7%
SK Hynix, Inc.	2.1%
Alibaba Group Holding Ltd.	1.3%
Alibaba Group Holding Ltd.	1.2%
PDD Holdings, Inc.	0.9%
Meituan B	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
HDFC Bank Ltd.	0.7%

Top Countries (% of Total Investments)
China	26.0%
Taiwan	21.1%
India	16.6%
South Korea	13.9%
Brazil	3.4%
South Africa	3.2%
Saudi Arabia	3.1%
Mexico	1.8%
United Arab Emirates	1.6%
Malaysia	1.4%
[15],[16]
Material Fund Change [Text Block]	How Did the Series Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Emerging Markets Small Cap Series
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Small Cap Series
Class Name	The Emerging Markets Small Cap Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Emerging Markets Small Cap Series (the “Series”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Small Cap Series	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 16.78% for the Series and 27.91% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed large cap stocks.
Relative to the benchmark, the Series’:
•	Focus on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The Emerging Markets Small Cap Series	16.78%	11.49%	8.73%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2025
Net Assets	$ 3,924,157,000
Holdings Count | $ / shares	4,889
Advisory Fees Paid, Amount	$ 7,326,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,924,157
Number of Holdings	4,889
Net Advisory Fees Paid (Thousands)	$7,326
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
3SBio, Inc.	0.5%
Hua Hong Semiconductor Ltd. H	0.5%
Harmony Gold Mining Co. Ltd.	0.4%
Embraer SA	0.4%
Industrias CH SAB de CV	0.4%
Zhaojin Mining Industry Co. Ltd. H	0.4%
Fortis Healthcare Ltd.	0.4%
Grupa Kety SA	0.3%
Li Ning Co. Ltd.	0.3%
GDS Holdings Ltd. A	0.3%

Top Countries (% of Total Investments)
China	27.7%
India	19.8%
Taiwan	18.6%
South Korea	9.6%
Brazil	3.8%
Saudi Arabia	3.1%
South Africa	3.0%
Mexico	2.7%
Poland	1.7%
Indonesia	1.5%
[17],[18]
Material Fund Change [Text Block]	How Did the Series Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The DFA Short Term Investment Fund
Shareholder Report [Line Items]
Fund Name	The DFA Short Term Investment Fund
Class Name	The DFA Short Term Investment Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The DFA Short Term Investment Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA Short Term Investment Fund	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.54% for the Fund and 4.47% for the FTSE 1-Month Treasury Bill Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Fund’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to the benchmark, the Fund’s:
•	Inclusion of commercial paper and floating rate notes contributed positively to relative performance as these bonds outperformed treasury bills.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
The DFA Short Term Investment Fund – NAV	4.54%	3.22%	2.23%
FTSE 1 Month Treasury Bill	4.47%	3.12%	2.10%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 17,857,009,000
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 8,753,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$17,857,009
Number of Holdings	126
Net Advisory Fees Paid (Thousands)	8,753
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
Financials	48.7%
Certificate of Deposit	20.3%
Repurchase Agreement	15.2%
U.S. Treasury Obligation	15.8%

Maturity Allocation (% of Total Investments)
Less than 1 Year	100.0%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
Excludes short-term investments and collateral for loaned securities, if any.

[2]
Excludes short-term investments and collateral for loaned securities, if any.

[3]
Excludes short-term investments and collateral for loaned securities, if any.

[4]
Excludes short-term investments and collateral for loaned securities, if any.

[5]
Excludes short-term investments and collateral for loaned securities, if any.

[6]
Excludes short-term investments and collateral for loaned securities, if any.

[7]
Excludes short-term investments and collateral for loaned securities, if any.

[8]
Excludes short-term investments and collateral for loaned securities, if any.

[9]
Excludes short-term investments and collateral for loaned securities, if any.

[10]
Excludes short-term investments and collateral for loaned securities, if any.

[11]
Excludes short-term investments and collateral for loaned securities, if any.

[12]
Excludes short-term investments and collateral for loaned securities, if any.

[13]
Excludes short-term investments and collateral for loaned securities, if any.

[14]
Excludes short-term investments and collateral for loaned securities, if any.

[15]
Excludes short-term investments and collateral for loaned securities, if any.

[16]
Excludes short-term investments and collateral for loaned securities, if any.

[17]
Excludes short-term investments and collateral for loaned securities, if any.

[18]
Excludes short-term investments and collateral for loaned securities, if any.